Shareholders' Equity	6 Months Ended
Sep. 30, 2025
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Shareholders' Equity
11	SHAREHOLDERS’ EQUITY
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2025 and March 31, 2025 was as follows:

	At September 30, 2025	At March 31, 2025
Shares outstanding	3,857,407,640	3,884,445,458
Shares in treasury	10,689,630	10,651,848
The total number of authorized shares of common stock was 9,000 million at September 30, 2025 and March 31, 2025 with no stated value.
Stock split
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock (“stock split”) with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Since the total number of authorized shares and the total number of authorized shares of common stock needed to be increased in line with the ratio of the stock split, the Company amended its articles of incorporation with an effective date of October 1, 2024, as approved by shareholders at the 22nd ordinary general meeting of shareholders on June 27, 2024.
Repurchase and cancellation of own shares
For the resolutions and repurchases made before the stock split, the number of shares presented is on a pre-stock-split
basis, while the number of shares after the stock split is presented on a post-stock-split basis in this section.
On May 15, 2024, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 15,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between May 16, 2024 and July 31, 2024. On July 31, 2024, the Company completed the repurchase pursuant to the resolution, acquiring 9,561,800 shares of its common stock for ¥100 billion in aggregate. The Company cancelled all of the repurchased shares on August 20, 2024.
On November 14, 2024, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 60,000,000 shares of its common stock and (ii) an aggregate of ¥150 billion between November 15, 2024 and January 31, 2025. On January 31, 2025, the Company completed the repurchase pursuant to the resolution, acquiring 40,086,100 shares of its common stock for ¥150 billion in aggregate. The Company cancelled all of the repurchased shares on February 20, 2025.
On
May 14, 2025, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of
40,000,000
shares of its common stock and (ii) an aggregate of ¥
100

billion between May 15, 2025 and July 31, 2025. On July 31, 2025, the Company completed the repurchase pursuant to the resolution, acquiring
27,551,100
shares of its common stock for
¥
100

billion in aggregate. The Company cancelled all of the repurchased shares on August 20, 2025.

On November 14, 2025, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of
50,000,000
shares of its common stock and (ii) an aggregate of
¥150 billion between November 17, 2025 and January 31, 2026. During November 2025, the
C
ompany entered into contracts to repurchase 7,226,900 shares of common stock for ¥33 billion in aggregate.
In addition, on March 27, 2024, the Company announced the introduction of a share-based compensation plan for employees of SMBC. The plan is an incentive scheme that establishes an Employee Stock Ownership Plan (“ESOP”) trust which is funded by cash contributed by SMBC (via SMFG). The shares of the Company’s common stock acquired by the ESOP trust will be granted to SMBC employees upon their retirement based on the number of points earned by each employee. According to the rules of the share-based compensation plan for employees established by SMBC’s board of directors, the number of points granted to employees is linked to their grade and the business performance of SMFG. On May 15, 2024, the Company’s board of directors resolved the detail of the acquisition of its common stock up to an aggregate of 149,000 shares by the ESOP trust between May 23, 2024 and May 31, 2024.
On May 14, 2025, the Company announced that it added SMBC Nikko Securities Inc., Sumitomo Mitsui Card Company, Limited and The Japan Research Institute, Limited as subsidiaries eligible for the share-based compensation plan for employees, of which the Company announced introduction on March 27, 2024. On the same day, the Company’s board of directors resolved the detail of the acquisition of its common stock up to an aggregate of 153,000 shares by the ESOP trust between May 22, 2025 and May 30, 2025.
Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2025 and March 31, 2025.

	At September 30, 2025		At March 31, 2025
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—